Consolidated Statements of Comprehensive Loss - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (17.1)	$ (117.8)	$ (194.0)
Unrealized gain resulting from change in fair value of derivative instruments, net of tax	(1.0)	4.7	1.0
Other comprehensive (loss) income	(1.0)	4.7	1.0
Less: Net loss attributable to noncontrolling interest	0.0	0.0	(1.4)
Comprehensive loss attributable to ADS Waste Holdings, Inc.	$ (18.1)	$ (113.1)	$ (191.6)